As filed with the Securities and Exchange Commission on February 29th 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

GuideMarkSM Global Real Return Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 99.62%
	Exchange Traded Funds - 99.62%
53,903	Energy Select Sector SPDR Fund (a)	$3,726,314
30,950	Market Vectors Gold Miners ETF	1,591,759
19,175	PowerShares DB Agriculture Fund (a)(b)	553,774
698,331	PowerShares DB Commodity Index Tracking Fund (a)(b)	18,743,204
39,825	PowerShares DB Gold Fund (a)(b)	2,168,471
172,786	PowerShares Global Agriculture ETF (a)	4,644,488
279,932	SPDR Barclays Capital TIPS ETF (a)	16,241,655
197,340	SPDR DB International Government Inflation-Protected Bond ETF (a)	11,201,018
361,818	SPDR Dow Jones International Real Estate ETF	11,516,667
159,927	SPDR Dow Jones REIT ETF (a)	10,299,299
77,003	SPDR Metals and Mining ETF (a)	3,772,377
518,674	SPDR S&P Global Natural Resources ETF (a)	25,425,399
89,750	SPDR S&P International Energy Sector ETF (a)	2,266,188

		112,150,613

	Total Investment Companies (Cost $125,860,165)	112,150,613

	SHORT TERM INVESTMENTS - 0.85%
	Money Market Funds - 0.85%
	Federated Prime Obligations Fund
952,283	Effective Yield, 0.20%	952,283

	Total Short Term Investments (Cost $952,283)	952,283

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.59%
	Money Market Funds - 19.59%
22,050,200	First American Government Obligations Fund	22,050,200
	Effective Yield, 0.00%

	Total Investments Purchased as Securities Lending Collateral (Cost $22,050,200)	22,050,200

	Total Investments (Cost $148,862,648) - 120.06%	135,153,096
	Liabilities in Excess of Other Assets - (20.06)%	(22,578,437)

	TOTAL NET ASSETS - 100.00%	$112,574,659

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$148,862,648

Gross unrealized appreciation	1,428,835
Gross unrealized depreciation	(15,138,387)

Net unrealized depreciation	($13,709,552)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$112,150,613	$-	$-	$112,150,613

Short Term Investments	952,283	-	-	952,283

Investments Purchased as Securities Lending Collateral	22,050,200	-	-	22,050,200

Total Investments in Securities	$135,153,096	$-	$-	$135,153,096

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

GuideMarkSM Opportunistic Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 0.75%
965,655	Diamond Resorts Owner Trust 2011-1A, 4.000%, 03/20/2023 (b)	$972,333
	GSAA Trust
828,803	2005-11, 0.556%, 10/25/2035 (c)	567,173
460,947	2006-20, 0.346%, 01/25/2037 (c)	179,560

	Total Asset Backed Securities (Cost $1,844,748)	1,719,066

	BANK LOANS - 3.19%
3,612	AES Corp. 4.250%, 05/17/2018	3,614
175,000	Arizona Chemical 0.000%, 12/06/2017 (d)	175,547
500,000	Asurion Corp. 9.000%, 05/10/2019	495,000
352,327	Chrysler Automotive 6.000%, 05/20/2017	334,271
769,173	CPG International 6.000%, 02/18/2017	739,368
230,000	Cumulus Media, Inc. 5.750%, 07/22/2018	225,640
215,000	Datatel, Inc. 0.000%, 06/16/2018 (d)	215,403
330,000	Frac Tech Services, Ltd. 6.250%, 04/19/2016	326,313
500,000	Hubbard Radio 8.750%, 03/24/2017	497,500
119,536	Inmar Corp. 6.500%, 08/03/2017	120,134
105,000	Kronos, Inc. 0.000%, 12/12/2017 (d)	104,869
558,600	Lawson Software, Inc. / SoftBrands, Inc. 6.750%, 06/28/2018	546,730
468,000	Milacron LLC 7.500%, 04/11/2017	465,660
556,438	Mold Masters Group 3.938%, 10/10/2014	540,266
	Nortek, Inc.
805,686	5.251%, 04/12/2017	788,061
873	5.251%, 04/12/2017	854
2,329	5.251%, 04/12/2017	2,278
760,000	PQ Corp. 6.800%, 07/30/2015 (c)	676,638
193,713	Quintiles Corp. 5.000%, 05/26/2018	190,723
744,375	Sprouts Farmers Market, LLC 6.000%, 03/10/2018 (c)	725,300
94,763	Stackpole International 7.500%, 08/01/2017	92,867

	Total Bank Loans (Cost $7,386,742)	7,267,036

	COLLATERALIZED MORTGAGE OBLIGATIONS - 6.48%
	American Home Mortgage Investment Trust
406,199	2005-2, 2.301%, 09/25/2045 (c)	293,039
304,269	2005-2, 2.301%, 09/25/2045 (c)	223,141
247,247	2005-4, 0.566%, 11/25/2045 (c)	141,999
225,057	2006-1, 0.416%, 03/26/2046 (c)	121,389
193,859	Bank of America Mortgage Securities, Inc. 2005-A, 2.875%, 02/25/2035 (c)	159,486
289,955	Bear Stearns Adjustable Rate Mortgage Trust 2004-1, 2.795%, 04/25/2034 (c)	212,546
835,000	CFCRE Commercial Mortgage Trust 2011-C1, 5.736%, 04/15/2044 (b)(c)	718,431
637,978	Citigroup Mortgage Loan Trust, Inc. 2005-11, 2.580%, 10/25/2035 (c)	524,311
117,917	Countrywide Home Loans 2005-11, 0.546%, 04/25/2035 (c)	62,852

275,000	CW Capital Cobalt Ltd. 2007-C2, 5.484%, 04/17/2047 (c)	296,689
1,755,000	DBUBS Mortgage Trust 2011-LC1, 5.728%, 11/13/2046 (b)(c)	1,451,155
1,000,000	Extended Stay America Trust 2010-ESH, 5.498%, 11/05/2027 (b)	1,006,652
627,284	GMAC Mortgage Corp. Loan Trust 2005-AR3, 2.866%, 06/19/2035 (c)	534,288
	Greenwich Capital Commercial Funding Corp.
275,000	2007-GG11, 5.736%, 12/10/2049	297,900
125,000	A-M, 5.867%, 12/10/2049 (c)	111,375
880,000	GS Mortgage Securities Corp. II 2007-GG10, 5.984%, 08/10/2045 (c)	719,266
	GSR Mortgage Loan Trust
77,256	2004-14, 2.891%, 12/25/2034 (c)	53,086
258,806	2005-AR4, 5.403%, 07/25/2035 (c)	202,682
738,969	Impac Secured Assets CMN Owner Trust 2007-2, 0.386%, 05/25/2037 (c)	307,471
	IndyMac Index Mortgage Loan Trust
172,253	2004-AR7, 1.136%, 09/25/2034 (c)	104,205
684,157	2005-AR1, 2.566%, 03/25/2035 (c)	525,194
405,934	2005-AR35, 5.321%, 02/25/2036 (c)	243,443
68,843	2005-AR16IP, 0.596%, 07/25/2045 (c)	42,227
1,100,000	JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C1, 6.524%, 06/17/2043 (b)(c)	974,716
400,000	Morgan Stanley Capital I 2011-C2, 5.496%, 06/17/2044 (b)(c)	315,903
	Morgan Stanley Re-REMIC Trust
645,000	2009-GG10, 5.984%, 08/14/2045 (b)(c)	636,164
1,000,000	2010-GG10, 5.984%, 08/15/2045 (b)(c)	990,751
155,857	New York Mortgage Trust 2006-1, 2.791%, 05/25/2036 (c)	114,599
	Residential Accredit Loans, Inc.
840,054	2005-QA12, 4.046%, 12/25/2035 (c)	453,278
706,281	2006-QO7, 1.008%, 09/25/2046 (c)	255,637
163,979	Residential Funding 2006-S1, 5.750%, 01/25/2036	148,040
476,642	Structured Adjustable Rate Mortgage Loan Trust 2005-14, 0.586%, 07/25/2035 (c)	253,326
	WaMu Mortgage Pass-Through Certificate
61,895	2006-AR17, 1.018%, 12/25/2046 (c)	36,715
119,930	2007-OA3, 0.968%, 04/25/2047 (c)	76,034
	Wells Fargo Mortgage Backed Securities Trust
257,431	2005-AR3, 2.710%, 03/25/2035 (c)	234,586
174,840	2005-11, 5.500%, 11/25/2035	175,385
2,200,000	WF-RBS Commercial Mortgage Trust 2011-C2, 5.647%, 02/18/2044 (b)(c)	1,772,356

	Total Collateralized Mortgage Obligations (Cost $16,616,485)	14,790,317

Number of Shares

	COMMON STOCKS - 1.32%
	Diversified Telecommunication Services - 0.76%
23,880	AT&T, Inc.	722,131
35,044	Telefonica SA - ADR	602,407
10,241	Verizon Communications, Inc.	410,869

		1,735,407

	Oil & Gas - 0.17%
4,400	Royal Dutch Shell Plc - ADR	321,596
5,725	Total SA - ADR	292,605

		614,201

	Tobacco - 0.19%
10,336	Altria Group, Inc.	306,462
1,600	Philip Morris International, Inc.	125,568

		432,030

	Wireless Telecommunication Services - 0.10%
7,835	Vodafone Group Plc - ADR	219,615

	Total Common Stocks (Cost $2,897,797)	3,001,253

Principal Amount

	CONVERTIBLE OBLIGATIONS - 1.54%
	Auto Components - 0.08%
140,000	TRW Automotive, Inc. 3.500%, 12/01/2015	189,350

	Automobiles - 0.22%
355,000	Ford Motor Co. 4.250%, 11/15/2016	510,756

	Biotechnology - 0.21%
460,000	Vertex Pharmaceuticals, Inc. 3.350%, 10/01/2015	484,725

	Communications Equipment - 0.13%
380,000	Ciena Corp. 0.875%, 06/15/2017	289,750

	Computers & Peripherals - 0.12%
190,000	EMC Corp. 1.750%, 12/01/2013	273,600

	Health Care Equipment & Supplies - 0.12%
255,000	Hologic, Inc. 2.000%, 12/15/2037	280,181

	Oil & Gas - 0.41%
485,000	Alpha Natural Resources, Inc. 2.375%, 04/15/2015	453,475
460,000	Peabody Energy Corp. 4.750%, 12/15/2066	471,500

		924,975

	Semiconductors & Semiconductor Equipment - 0.25%
215,000	Intel Corp. 3.250%, 08/01/2039	270,363
330,000	Micron Technology, Inc. 1.875%, 08/01/2031 (b)	292,050

		562,413

	Total Convertible Obligations (Cost $3,950,290)	3,515,750

Number of Shares

	CONVERTIBLE PREFERRED STOCKS - 1.15%
	Automobiles - 0.24%
15,820	General Motors Co.	541,835

	Banks - 0.51%
1,100	Wells Fargo & Co.	1,160,775

	Oil & Gas - 0.40%
17,100	Apache Corp.	928,188

	Total Convertible Preferred Stocks (Cost $2,990,666)	2,630,798

Principal Amount

	CORPORATE OBLIGATIONS - 26.02%
	Aerospace & Defense - 0.16%
	Meccanica Holdings USA, Inc.
100,000	7.375%, 07/15/2039 (b)	75,274
400,000	6.250%, 01/15/2040 (b)	286,919

		362,193

	Airlines - 0.06%
200,000	American Airlines, Inc. 7.500%, 03/15/2016 (b)	144,000

	Auto Components - 0.80%
550,000	American Axle & Manufacturing, Inc. 7.875%, 03/01/2017	547,250
150,000	Goodyear Tire & Rubber Co. 8.250%, 08/15/2020	164,250
1,000,000	Lear Corp. 8.125%, 03/15/2020	1,105,000

		1,816,500

	Banks - 0.93%
350,000	CIT Group, Inc. 7.000%, 05/02/2017 (b)	350,000
340,000	Eksportfinans ASA 2.000%, 09/15/2015	281,892
1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (b)	965,000
550,000	Morgan Stanley 2.875%, 01/24/2014	527,043

		2,123,935

	Business Services - 0.43%
1,120,000	Alfa Bond Issuance Plc 7.750%, 04/28/2021 (b)	991,200

	Chemicals - 0.80%
1,100,000	Braskem Finance Ltd. 5.750%, 04/15/2021 (b)	1,102,750

645,000	Hercules, Inc. 6.500%, 06/30/2029	496,650
	Ineos Group Holdings Ltd.
150,000	8.500%, 02/15/2016 (b)	120,000
100,000	7.875%, 02/15/2016 (b)	96,421

		1,815,821

	Commercial Services & Supplies - 0.54%
200,000	Emergency Medical Services Corp. 8.125%, 06/01/2019	200,500
	International Lease Finance Corp.
100,000	8.250%, 12/15/2020	101,250
920,000	8.625%, 01/15/2022	935,278

		1,237,028

	Communications - 0.26%
350,000	CCO Holdings LLC 8.125%, 04/30/2020	385,000
200,000	Univision Communications, Inc. 7.875%, 11/01/2020 (b)	204,000

		589,000

	Communications Equipment - 0.58%
1,220,000	Alcatel-Lucent 8.500%, 01/15/2016	1,314,502

	Construction Materials - 0.07%
200,000	Cemex S.A.B. de C.V. 9.000%, 01/11/2018 (b)	160,500

	Consumer Finance - 0.11%
250,000	Ally Financial, Inc. 7.500%, 09/15/2020	253,438

	Containers & Packaging - 0.10%
250,000	Reynolds Group Issuer LLC 8.250%, 02/15/2021 (b)	222,500

	Diversified Business Services - 0.11%
250,000	United Rentals, Inc. 8.375%, 09/15/2020	245,000

	Diversified Financial Services - 2.61%
560,000	Banco Votorantim SA 6.250%, 05/16/2016 (b)	306,293
1,065,000	Ford Credit Ltd. 4.875%, 03/17/2014	1,055,853
250,000	Expro Finance Luxembourg SCA 8.500%, 12/15/2016 (b)	221,250
300,000	Ford Motor Credit Co. LLC 5.750%, 02/01/2021	313,389
400,000	Hexion U.S. Finance Corp. 8.875%, 02/01/2018	377,000
200,000	Hyundai Capital America, Inc. 4.000%, 06/08/2017 (b)	198,138
200,000	Pinnacle Foods Finance LLC 8.250%, 09/01/2017	209,000
430,000	Residential Capital LLC 9.625%, 05/15/2015	303,150
1,000,000	SLM Corp. 5.190%, 04/24/2019	915,695
700,000	Springleaf Finance Corp. 4.125%, 11/29/2013	723,316
150,000	Merrill Lynch & Co. 4.875%, 05/30/2014	185,338
1,080,000	Volkswagen Financial Services NV 6.25%, 07/15/2015	1,148,736

		5,957,158

	Diversified Manufacturing - 1.21%
1,215,000	Biomet, Inc. 11.625%, 10/15/2017	1,324,350
250,000	RBS Global, Inc. 8.500%, 05/01/2018	266,250
1,200,000	Votorantim Cimentos SA 7.250%, 04/05/2041 (b)	1,173,000

		2,763,600

	Diversified Telecommunication Services - 2.91%
2,000,000	Brasil Telecom SA 9.750%, 09/15/2016 (b)	1,056,159
200,000	CHC Helicopter SA 9.250%, 10/15/2020 (b)	181,000
1,200,000	Centurylink, Inc. 7.600%, 09/15/2039	1,180,871

680,000	Clearwire Communications LLC 12.000%, 12/01/2015 (b)	654,500
250,000	Cricket Communications, Inc. 7.750%, 10/15/2020	219,375
250,000	Frontier Communications Corp. 8.500%, 04/15/2020	257,187
350,000	Intelsat Jackson Holdings SA 7.500%, 04/01/2021 (b)	354,812
1,000,000	Level 3 Financing, Inc. 8.750%, 02/15/2017	1,022,500
200,000	MetroPCS Wireless, Inc. 7.875%, 09/01/2018	203,750
1,100,000	Qwest Corp. 7.200%, 11/10/2026	1,102,972
	Portugal Telecom International Finance BV
100,000	4.500%, 06/16/2025	79,726
350,000	5.000%, 11/04/2019	315,822

		6,628,674

	Electric Utilities - 0.46%
1,000,000	Centrais Eletricas Brasileiras SA 5.750%, 10/27/2021 (b)	1,044,000

	Energy Equipment & Services - 0.36%
200,000	Cie Generale de Geophysique 7.750%, 05/15/2017	203,500
1,080,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (b)	607,961

		811,461

	Food & Staples Retailing - 0.10%
200,000	Rite Aid Corp. 8.000%, 08/15/2020	222,000

	Food Products - 0.09%
100,000	Dean Foods Co. 9.750%, 12/15/2018	107,000
100,000	Del Monte Corp. 7.625%, 02/15/2019	96,500

		203,500

	Health Care Providers & Services - 0.49%
121,000	Community Health Systems, Inc. 8.875%, 07/15/2015	125,235
	HCA, Inc.
200,000	7.875%, 02/15/2020	217,000
760,000	7.500%, 02/15/2022	779,000
4,000	Vanguard Health Systems, Inc. 0.000%, 02/01/2016 (d)	2,520

		1,123,755

	Hotels, Restaurants & Leisure - 0.95%
600,000	Mandalay Resort Group 7.625%, 07/15/2013	603,000
100,000	ClubCorp Club Operations, Inc. 10.000%, 12/01/2018	96,500
300,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017	319,875
	MGM Resorts International
60,000	6.625%, 07/15/2015	57,300
825,000	7.625%, 01/15/2017	789,938
310,000	7.500%, 06/01/2016	298,375

		2,164,988

	Independent Power Producers & Energy Traders - 0.30%
250,000	Calpine Corp. 7.500%, 02/15/2021 (b)	268,750
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (b)	174,178
300,000	6.000%, 10/07/2039 (b)	242,174

		685,102

	Insurance - 1.24%
1,205,000	American International Group, Inc. 8.175%, 05/15/2058 (c)	1,084,500
200,000	AXA SA 6.379%, 12/01/2049 (b)(c)	132,000
1,550,000	Metlife Capital Trust IV 7.875%, 12/15/2037 (b)(c)	1,615,875

		2,832,375

	IT Services - 0.09%
200,000	SunGard Data Systems, Inc. 7.625%, 11/15/2020	206,500

	Machinery - 0.10%
200,000	RSC Equipment Rental, Inc. 10.250%, 11/15/2019	219,000

	Media - 0.23%
250,000	Clear Channel Communications, Inc. 9.000%, 03/01/2021	211,875
300,000	DISH DBS Corp. 7.125%, 02/01/2016	324,750

		536,625

	Metals & Mining - 1.04%
600,000	Alcoa, Inc. 5.400%, 04/15/2021	602,207
1,100,000	Arcelormittal SA 5.500%, 03/01/2021	1,011,465
250,000	FMG Resources Ltd. 6.875%, 02/01/2018 (b)	240,625
675,000	Vedanta Resources Plc 8.250%, 06/07/2021 (b)	529,875

		2,384,172

	Multi Utilities - 1.04%
1,690,000	EDP Finance BV 6.000%, 02/02/2018 (b)	1,423,326
980,000,000	Empresas Publicas de Medellin ESP 8.375%, 02/01/2021 (b)	531,733
200,000	Intergen NV 9.000%, 06/30/2017 (b)	211,500
250,000	Texas Competitive Electric Holdings Co. LLC 11.500%, 10/01/2020 (b)	213,438

		2,379,997

	Office Equipment - 0.09%
200,000	CDW LLC / CDW Finance Corp. 8.500%, 04/01/2019	202,500

	Oil & Gas - 4.08%
	Alpha Natural Resources, Inc.
100,000	6.000%, 06/01/2019	97,500
100,000	6.250%, 06/01/2021	97,500
	Arch Coal, Inc.
100,000	7.000%, 06/15/2019 (b)	102,500
100,000	7.250%, 06/15/2021 (b)	103,250
250,000	Chesapeake Energy Corp. 6.125%, 02/15/2021	258,125
250,000	Linn Energy LLC 7.750%, 02/01/2021	261,250
1,215,000	OGX Petroleo e Gas Participacoes SA 8.500%, 06/01/2018 (b)	1,202,850
800,000	Peabody Energy Corp. 6.000%, 11/15/2018 (b)	820,000
5,000,000	Petroleos de Venezuela SA 4.900%, 10/28/2014	3,925,000
150,000	Petroleos Mexicanos 7.650%, 11/24/2021 (b)	1,069,532
250,000	Plains Exploration & Production Co. 6.625%, 05/01/2021	263,750
250,000	SandRidge Energy, Inc. 8.000%, 06/01/2018 (b)	253,750
830,000	WPX Energy, Inc. 6.000%, 01/15/2022 (b)	853,863

		9,308,870

	Pharmaceuticals - 0.32%
	Valeant Pharmaceuticals International, Inc.
75,000	7.000%, 10/01/2020 (b)	74,438
300,000	6.750%, 08/15/2021 (b)	291,000
320,000	6.500%, 07/15/2016 (b)	321,200
50,000	7.250%, 07/15/2022 (b)	48,750

		735,388

	Publishing - 0.08%
200,000	Visant Corp. 10.000%, 10/01/2017	184,000

	Real Estate - 0.40%
845,000	Prologis, Inc. 6.625%, 05/15/2018	918,899

		430,014

	Semiconductors & Semiconductor Equipment - 0.22%
250,000	Abengoa Finance SAU 8.875%, 11/01/2017 (b)	251,250
	Freescale Semiconductor, Inc.
50,000	10.750%, 08/01/2020	52,375
200,000	8.050%, 02/01/2020	189,000

		492,625

	Specialty Retail - 0.20%
250,000	Michaels Stores, Inc. 7.750%, 11/01/2018	253,750
200,000	PETCO Animal Supplies, Inc. 9.250%, 12/01/2018 (b)	215,500

		469,250

	Telecommunication Services - 0.90%
	Telecom Italia Capital SA
205,000	6.000%, 09/30/2034	152,304
475,000	7.200%, 07/18/2036	393,331
	Telefonica Emisiones SAU
235,000	5.877%, 07/15/2019	232,592
225,000	5.134%, 04/27/2020	211,696
240,000	5.462%, 02/16/2021	229,427
75,000	7.045%, 06/20/2036	73,340
525,000	Virgin Media Secured Finance Plc 6.500%, 01/15/2018	560,438
200,000	West Corp. 7.875%, 01/15/2019	199,500

		2,052,628

	Textiles, Apparel & Luxury Goods - 1.12%
	Edcon (Pty) Ltd.
150,000	6.926%, 06/15/2015 (b)(c)	121,336
1,420,000	9.500%, 03/01/2018 (b)	1,187,878
	Phillips Van Heusen Corp.
1,100,000	7.750%, 11/15/2023	1,237,775

		2,546,989

	Transportation - 0.12%
250,000	Energy XXI Gulf Coast, Inc. 9.250%, 12/15/2017	272,500

	Wireless Telecommunication Services - 0.32%
510,000	Nextel Communications, Inc. 6.875%, 10/31/2013	510,000
200,000	Sprint Nextel Corp. 9.000%, 11/15/2018 (b)	210,500

		720,500

	Total Corporate Obligations (Cost $62,155,489)	59,342,673

	FOREIGN DEBT OBLIGATIONS - 42.59%
4,500,000	Canadian Government Bond 1.750%, 03/01/2013	4,456,667
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (b)	84,000
1,180,000	7.400%, 04/20/2018 (b)	929,250
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,485,285
860,000	13.000%, 06/02/2014	514,371
67,000,000,000	Indonesia Treasury Bill 0.000%, 02/09/2012 (d)	7,349,639
	Israel Treasury Bill
8,700,000	0.000%, 02/01/2012 (d)	2,276,756
8,800,000	0.000%, 04/04/2012 (d)	2,295,251
31,050,000	Malaysia Government Bond 3.718%, 06/15/2012	9,828,579
	Mexican Bonos
600,000	8.000%, 12/19/2013	4,552,290
335,000	6.000%, 06/18/2015	2,464,347
60,000	8.500%, 12/13/2018	493,543
4,000,000	New South Wales Treasury Corp. 5.500%, 08/01/2013	4,194,471
	Poland Government Bond
17,735,000	0.000%, 01/25/2013 (d)	4,903,639
7,073,000	0.000%, 07/25/2013 (d)	1,910,872
4,000,000	Queensland Treasury Corp. 6.000%, 08/21/2013	4,208,033

	Republic of Ghana
80,000	14.990%, 03/11/2013	50,250
60,000	14.250%, 07/29/2013	37,367
	Republic of Greece
970,000	4.700%, 03/20/2024	270,041
5,000	4.500%, 09/20/2037	1,333
	Republic of Hungary
2,200,000	6.750%, 02/12/2013	8,871
314,600,000	5.500%, 02/12/2014	1,204,757
373,600,000	6.750%, 08/22/2014	1,453,696
1,800,000	8.000%, 02/12/2015	7,146
8,800,000	5.500%, 02/12/2016	31,615
632,400,000	6.750%, 02/24/2017	2,324,652
58,700,000	6.750%, 11/24/2017	209,996
2,700,000	6.500%, 06/24/2019	9,167
2,650,000	6.375%, 03/29/2021	2,385,000
2,290,000	Republic of Iceland 4.875%, 06/16/2016 (b)	2,242,611
	Republic of Ireland
1,280,000	4.000%, 01/15/2014	1,559,242
810,000	4.600%, 04/18/2016	947,301
790,000	4.500%, 10/18/2018	815,899
990,000	4.400%, 06/18/2019	1,029,092
270,000	5.900%, 10/18/2019	304,019
180,000	4.500%, 04/18/2020	182,437
95,000	5.000%, 10/18/2020	101,711
1,015,000	5.400%, 03/13/2025	1,057,195
	Republic of Korea
2,084,500,000	3.750%, 06/10/2013	1,819,689
18,045,000,000	3.000%, 12/10/2013	15,582,077
1,260,000	Republic of Latvia 5.250%, 06/16/2021 (b)	1,162,350
20,000,000	Republic of Philippines 6.250%, 01/14/2036	465,201
	Republic of Poland
386,000	4.750%, 04/25/2012	111,988
80,000	0.000%, 07/25/2012 (d)	22,626
2,676,000	0.000%, 10/25/2012 (d)	748,201
210,000	5.250%, 04/25/2013	61,320
430,000	5.000%, 10/24/2013	125,213
	Republic of Portugal
260,000	3.850%, 04/15/2021	176,564
300,000	4.950%, 10/25/2023	201,902
1,060,000	Republic of Serbia 7.250%, 09/28/2021 (b)	1,036,150
2,300,000	Ukraine Government International Bond 7.950%, 02/23/2021 (b)	2,029,750
394,000	United Kingdom Gilt 5.250%, 06/07/2012	624,826
135,000	United Mexican States 7.500%, 06/21/2012	982,736
3,500,000	Western Australia Treasury Corp. 8.000%, 06/15/2013	3,788,789

	Total Foreign Debt Obligations (Cost $106,526,905)	97,119,773

Number of Shares

	PREFERRED STOCKS - 0.56%
	Consumer Finance - 0.27%
870	Ally Financial, Inc. (b)	623,708

	Insurance - 0.29%
24,000	Montpelier Re Holdings Ltd. (a)	654,000

	Total Preferred Stocks (Cost $1,204,650)	1,277,708

Notional Amount

	PURCHASED OPTIONS - 0.12%
	Call Option
5,600,000	U.S. Dollar - Australian Dollar Expiration: August, 2012, Exercise Price: $0.990	273,829

	Total Purchased Options (Cost $355,236)	273,829

Number of Shares

	SHORT TERM INVESTMENTS - 16.02%
	Money Market Funds - 11.63%
26,527,947	Federated Prime Obligations Fund Effective Yield, 0.20%	26,527,947

Principal Amount

	U.S. Treasury Bill - 4.39%
10,000,000	U.S. Treasury Bill 0.010%, 03/22/2012 (e)	9,999,670

	Total Short Term Investments (Cost $36,527,744)	36,527,617

	Total Investments (Cost $242,456,752) - 99.74%	227,465,820
	Other Assets in Excess of Liabilities - 0.26%	585,001

	TOTAL NET ASSETS - 100.00%	$228,050,821

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
(a)	Non-income producing.
(b)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $40,465,078, which represents 17.74% of total net assets.

(c)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2011.
(d)	Zero coupon bond.
(e)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$242,456,752

Gross unrealized appreciation	2,439,385
Gross unrealized depreciation	(17,430,317)

Net unrealized depreciation	($14,990,932)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts
(Unaudited)

Description	Number of Contracts (Sold)	Notional Value	Settlement Month	Unrealized (Depreciation)

S&P 500 Index Mini Futures	(36)	(2,254,680)	Mar-12	(2,487)

				$ (2,487)

Schedule of Open Forward Currency Contracts
(Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

1/5/2012	U.S. Dollars	$1,121,230	Australian Dollar	$1,100,000	$(3,089)
1/19/2012	U.S. Dollars	1,897,298	Brazilian Real	3,595,000	(20,113)
1/17/2012	U.S. Dollars	4,348,363	Canadian Dollar	4,470,000	(37,534)
4/10/2012	U.S. Dollars	1,143,502	Chilean Peso	557,000,000	83,959
4/23/2012	U.S. Dollars	1,144,240	Chinese Yuan	7,330,000	(18,440)
1/17/2012	U.S. Dollars	568,182	Columbian Peso	1,100,000,000	(646)
1/4/2012	U.S. Dollars	3,188,110	Euro	2,958,300	229,715
1/9/2012	U.S. Dollars	922,122	Euro	685,000	35,504
1/23/2012	U.S. Dollars	390,450	Euro	300,000	2,112
1/31/2012	U.S. Dollars	585,483	Euro	422,000	39,187
2/3/2012	U.S. Dollars	189,199	Euro	145,000	1,485
2/6/2012	U.S. Dollars	1,487,446	Euro	1,138,000	14,173
2/8/2012	U.S. Dollars	2,958,893	Euro	2,280,000	8,005
4/10/2012	U.S. Dollars	23,976,465	Euro	16,834,500	2,165,777
4/13/2012	U.S. Dollars	17,593,224	Euro	12,140,000	1,863,948
5/16/2012	U.S. Dollars	5,458,295	Euro	3,891,000	414,221
6/11/2012	U.S. Dollars	1,252,535	Euro	868,700	125,931
7/16/2012	U.S. Dollars	877,876	Euro	627,000	64,210
7/18/2012	U.S. Dollars	604,032	Euro	430,000	45,994
7/19/2012	U.S. Dollars	175,138	Euro	125,000	12,914
7/20/2012	U.S. Dollars	306,699	Euro	220,000	21,180
7/23/2012	U.S. Dollars	116,428	Euro	83,000	8,703
7/31/2012	U.S. Dollars	985,289	Euro	691,917	87,111
8/1/2012	U.S. Dollars	1,955,102	Euro	1,379,553	164,267
8/2/2012	U.S. Dollars	762,370	Euro	534,734	68,204
8/3/2012	U.S. Dollars	1,006,974	Euro	715,023	78,746

8/6/2012	U.S. Dollars	1,129,272	Euro	793,475	99,136
8/8/2012	U.S. Dollars	173,550	Euro	120,888	16,600
8/9/2012	U.S. Dollars	124,198	Euro	85,381	13,345
8/20/2012	U.S. Dollars	2,541,623	Euro	1,770,000	243,064
8/23/2012	U.S. Dollars	167,068	Euro	116,181	16,184
8/24/2012	U.S. Dollars	166,276	Euro	115,904	15,748
8/29/2012	U.S. Dollars	166,685	Euro	116,433	15,456
9/24/2012	U.S. Dollars	261,009	Euro	191,000	12,798
9/26/2012	U.S. Dollars	120,407	Euro	89,000	4,744
10/3/2012	U.S. Dollars	1,119,173	Euro	816,458	57,969
10/31/2012	U.S. Dollars	107,987	Euro	76,597	8,373
12/6/2012	U.S. Dollars	1,107,749	Euro	826,000	32,763
4/10/2012	U.S. Dollars	8,250,000	Japanese Yen	694,608,750	(792,760)
4/13/2012	U.S. Dollars	8,370,000	Japanese Yen	706,185,270	(824,183)
1/27/2012	U.S. Dollars	1,814,255	South Korean Won	2,100,000,000	(4,753)
1/5/2012	U.S. Dollars	1,098,619	Mexican Peso	15,000,000	23,977
1/17/2012	U.S. Dollars	2,972,034	Mexican Peso	41,500,000	2,437
4/10/2012	U.S. Dollars	588,152	Norwegian Krone	3,300,000	38,376
1/24/2012	U.S. Dollars	462,836	Philippine Peso	20,300,000	458
4/10/2012	U.S. Dollars	591,007	Singapore Dollar	715,000	39,633
4/10/2012	Chilean Peso	1,899,012,500	U.S. Dollars	3,850,000	(237,636)
4/13/2012	Chilean Peso	1,884,575,000	U.S. Dollars	3,850,000	(265,965)
4/23/2012	Chinese Yuan	7,330,000	U.S. Dollars	1,154,149	8,531
4/10/2012	Euro	868,729	U.S. Dollars	1,231,347	(105,826)
6/13/2012	Euro	386,000	U.S. Dollars	553,794	(53,180)
6/14/2012	Euro	83,000	U.S. Dollars	118,595	(10,949)
4/10/2012	British Pound	1,961,654	U.S. Dollars	3,162,500	(119,139)
4/13/2012	British Pound	1,946,457	U.S. Dollars	3,170,000	(150,314)
9/28/2012	Hungarian Forint	35,900,000	U.S. Dollars	163,734	(20,275)
4/11/2012	Indian Rupee	117,200,000	U.S. Dollars	2,500,000	(334,333)
4/16/2012	Indian Rupee	117,575,000	U.S. Dollars	2,500,000	(329,097)
6/27/2012	South Korean Won	606,000,000	U.S. Dollars	518,790	2,456
9/26/2012	South Korean Won	608,000,000	U.S. Dollars	514,835	7,245
1/17/2012	Mexican Peso	10,000,000	U.S. Dollars	714,128	1,438
8/6/2012	Mexican Peso	1,597,390	U.S. Dollars	130,187	(17,824)
8/8/2012	Mexican Peso	1,605,500	U.S. Dollars	130,180	(17,274)
10/3/2012	Mexican Peso	22,740,000	U.S. Dollars	1,636,501	(45,145)
3/26/2012	Malaysian Ringgit	777,000	U.S. Dollars	244,699	(649)
6/18/2012	Malaysian Ringgit	2,500,000	U.S. Dollars	811,688	(27,622)
6/21/2012	Malaysian Ringgit	2,167,800	U.S. Dollars	702,531	(22,686)
9/26/2012	Malaysian Ringgit	101,000	U.S. Dollars	31,648	(34)
9/26/2012	Malaysian Ringgit	377,000	U.S. Dollars	118,293	(289)
10/3/2012	Malaysian Ringgit	5,330,000	U.S. Dollars	1,653,739	14,357
4/10/2012	Norwegian Krone	24,469,540	U.S. Dollars	4,473,694	(397,104)
4/13/2012	Norwegian Krone	23,850,939	U.S. Dollars	4,379,091	(405,919)
4/10/2012	Philippine Peso	144,452,000	U.S. Dollars	3,350,000	(73,786)
4/13/2012	Philippine Peso	144,887,500	U.S. Dollars	3,350,000	(64,507)
4/10/2012	Polish Zloty	4,746,256	U.S. Dollars	1,690,142	(327,611)
4/13/2012	Polish Zloty	4,578,308	U.S. Dollars	1,663,478	(349,461)
8/6/2012	Polish Zloty	963,300	U.S. Dollars	340,884	(66,564)
8/8/2012	Polish Zloty	497,150	U.S. Dollars	173,550	(31,991)
8/9/2012	Polish Zloty	350,574	U.S. Dollars	124,198	(24,381)
4/10/2012	Swedish Krona	44,055,858	U.S. Dollars	6,961,281	(587,318)
4/13/2012	Swedish Krona	43,466,148	U.S. Dollars	6,940,314	(652,220)
10/3/2012	Swedish Krona	7,620,000	U.S. Dollars	1,119,173	(21,436)
3/26/2012	Singapore Dollar	637,800,000	U.S. Dollars	496,708	(4,945)
4/10/2012	Singapore Dollar	3,114,788	U.S. Dollars	2,475,000	(73,026)
4/13/2012	Singapore Dollar	3,120,095	U.S. Dollars	2,490,000	(83,850)
7/31/2012	Singapore Dollar	1,428,700	U.S. Dollars	1,193,069	(89,733)
8/1/2012	Singapore Dollar	1,145,260	U.S. Dollars	954,487	(70,028)
8/6/2012	Singapore Dollar	1,834,763	U.S. Dollars	1,531,279	(114,218)

					$(687,419)

Schedule of Options Written
(Unaudited)

Notional Amount		Value

	OPTIONS ON CURRENCY CONTRACTS
	Call Option
5,600,000	U.S. Dollar - Australian Dollar Expiration: August, 2012, Exercise Price: $0.85	106,187

	Total Options Written (Premiums Received $161,308)	106,187

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Buy Protection(1)
(Unaudited)

Reference Obligation	Implied Credit Spread at December 31, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CDX 16 EM	3.07%	5.000%	12/20/2016	Merrill Lynch	$11,100,000	($952,177)	$1,005,326	$53,149
Eastman Chemical Co.	1.02%	1.000%	12/20/2016	Merrill Lynch	$2,200,000	$2,212	($12,377)	($10,165)
MeadWestvaco Corp.	1.33%	1.000%	9/20/2016	Merrill Lynch	$1,200,000	$17,725	($41,953)	($24,228)

						($932,240)	$950,996	$18,756

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues -- Sell Protection(2)
(Unaudited)

Reference Obligation	Implied Credit Spread at December 31, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation

CDX 17 IG	1.20%	1.000%	12/20/2016	Merrill Lynch	$1,100,000	($10,322)	$13,077	$2,755
Dow Chemical Co.	2.01%	1.000%	12/20/2016	Merrill Lynch	$1,100,000	($51,393)	$56,843	$5,450
NRG Energy, Inc.	5.96%	5.000%	9/20/2016	Merrill Lynch	$300,000	($11,258)	$12,799	$1,541

						($72,973)	$82,719	$9,746

1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, including investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$3,001,253	$-	$-	$3,001,253
Convertible Preferred Stock	2,630,798	-	-	2,630,798
Preferred Stock	654,000	623,708		1,277,708

Total Equity	6,286,051	623,708	-	6,909,759

Fixed Income
Asset Backed Securities	-	1,719,066	-	1,719,066
Bank Loans	-	7,267,036	-	7,267,036
Collateralized Mortgage Obligations	-	14,790,317	-	14,790,317
Convertible Obligations	-	3,515,750	-	3,515,750
Corporate Obligations	-	59,342,673	-	59,342,673
Foreign Government Obligations	-	97,119,773	-	97,119,773

Total Fixed Income	-	183,754,615	-	183,754,615

Purchased Options	273,829	-	-	273,829

Short Term Investments	26,527,947	9,999,670	-	36,527,617

Total Investments in Securities	$33,087,827	$194,377,993	$-	$227,465,820

Other Financial Instruments*
Forward Currency Contracts	$-	$(687,419)	$-	$(687,419)
Futures	(2,487)	-	-	(2,487)
Options Written	106,187	-	-	106,187
Swaps		28,502		28,502

Total	$103,700	$(658,917)	$-	$(555,217)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, options written and swaps. Options written are reflected at value. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives including futures, forwards, and options for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Statement of Assets & Liabilities -- Values of Derivative Instruments as of December 31, 2011

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$62,895	Depreciation on Swap Agreements	$34,393
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	6,210,434	Depreciation of forward currency contracts	6,897,853
Interest Rate Contracts - Options	Investments, at value	2,738,229	Options writte, at value	106,187
Equity Contracts - Futures*	Variation margin on futures contracts	-	Variation margin on futures contracts	2,487

Total		$9,011,558		$7,040,920

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the year ended December 31, 2011 were as follows:

Long Positions	GuideMarkSM Opportunistic Fixed Income Fund

Purchased Options	$61,776
Futures	$736,284
Forwards	$62,111,476
Swaps	$7,117,500

Short Positions	GuideMarkSM Opportunistic Fixed Income Fund

Written Options	$24,447
Futures	$16,569,469
Forwards	$46,527,399

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

GuidePathSM Strategic Asset Allocation Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 96.60%
	Affiliated Mutual Funds - 53.50%
535,783	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	$4,693,461
764,627	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	6,965,749
984,772	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	7,405,489
847,663	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	7,383,142
845,806	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	8,534,178
2,280,584	GuideMarkSM World ex-US Fund - Institutional Shares (a)	15,279,914

		50,261,933

	Exchange Traded Funds - 43.10%
78,792	iShares MSCI Canada Index Fund	2,095,867
45,858	iShares MSCI Switzerland Index Fund	1,037,308
114,435	SPDR S&P 500 ETF Trust	14,361,593
28,990	SPDR S&P China ETF (c)	1,806,077
387,082	Vanguard FTSE All-World ex-US Index Fund (c)	15,347,801
12,805	Vanguard Global ex-US Real Estate ETF (c)	522,956
44,334	Vanguard MSCI Emerging Markets ETF	1,694,002
21,554	Vanguard REIT ETF (c)	1,250,132
31,179	Vanguard Small-Cap Growth ETF	2,382,076

		40,497,812

	Total Investment Companies (Cost $93,665,817)	90,759,745

	SHORT TERM INVESTMENTS - 7.48%
	Money Market Funds - 7.48%
	Federated Prime Obligations Fund
7,025,609	Effective Yield, 0.20%	7,025,609

	Total Short Term Investments (Cost $7,025,609)	7,025,609

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.45%
	Money Market Funds - 10.45%
9,819,469	First American Government Obligations Fund	9,819,469
	Effective Yield, 0.00%

	Total Investments Purchased as Securities Lending Collateral (Cost $9,819,469)	9,819,469

	Total Investments (Cost $110,510,895) - 114.53%	107,604,823

	Liabilities in Excess of Other Assets - (14.53)%	(13,650,808)

	TOTAL NET ASSETS - 100.00%	$93,954,015

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$110,510,895

Gross unrealized appreciation	645,592
Gross unrealized depreciation	(3,551,664)

Net unrealized depreciation	($2,906,072)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$90,759,745	$-	$-	$90,759,745

Short Term Investments	7,025,609	-	-	7,025,609

Investments Purchased as Securities Lending Collateral	9,819,469	-	-	9,819,469

Total Investments in Securities	$107,604,823	$-	$-	$107,604,823

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

GuidePathSM Tactical Constrained Asset Allocation Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 96.78%
	Affiliated Mutual Funds - 59.81%
1,139,825	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$11,136,087
289,254	GuideMarkSM Global Real Return Fund - Institutional Shares (a)	2,533,866
739,885	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	6,740,349
905,983	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	6,812,989
1,318,753	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	11,486,340
674,285	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	6,257,364
402,968	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	4,065,950
1,094,801	GuideMarkSM World ex-US Fund - Institutional Shares (a)	7,335,165

		56,368,110

	Exchange Traded Funds - 33.51%
10,782	Consumer Discretionary Select Sector SPDR Fund (c)	420,714
5,119	Healthcare Select Sector SPDR Fund	177,578
26,116	iShares MSCI Sweden Index Fund	656,556
19,309	PowerShares Asia Pacific ex-Japan ETF	898,448
11,582	PowerShares DB Gold Fund ETF (b)(c)	630,640
5,138	SPDR Barclays Capital 1-3 Month T-Bill ETF	235,474
49,660	SPDR Barclays Capital High Yield Bond ETF (c)	1,909,427
110,090	SPDR S&P 500 ETF Trust	13,816,295
26,611	SPDR S&P Dividend ETF	1,433,535
37,120	Technology Select Sector SPDR Fund	944,704
183,986	Vanguard FTSE All-World ex-US Index Fund (c)	7,295,045
10,787	Vanguard Global ex-US Real Estate ETF (c)	440,541
56,802	Vanguard MSCI Emerging Markets ETF	2,170,404
9,552	Vanguard REIT ETF (c)	554,016

		31,583,377

	Mutual Funds - 3.46%
108,209	AQR Diversified Arbitrage Fund - Institutional Shares	1,178,391
63,776	DoubleLine Total Return Bond Fund - Institutional Shares	703,445
136,861	PIMCO Emerging Local Bond Fund - Institutional Shares	1,375,451

		3,257,287

	Total Investment Companies (Cost $92,669,314)	91,208,774

	SHORT TERM INVESTMENTS - 3.85%
	Money Market Funds - 3.85%
	Federated Prime Obligations Fund
3,631,279	Effective Yield, 0.20%	3,631,279

	Total Short Term Investments (Cost $3,631,279)	3,631,279

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.42%
	Money Market Funds - 8.42%
7,932,076	First American Government Obligations Fund	7,932,076
	Effective Yield, 0.00%

	Total Investments Purchased as Securities Lending Collateral (Cost $2,018,007)	7,932,076

	Total Investments (Cost $104,232,669) - 109.05%	102,772,129
	Liabilities in Excess of Other Assets - (9.05)%	(8,528,627)

	TOTAL NET ASSETS - 100.00%	$94,243,502

Percentages are stated as a percent of net assets.

(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$104,232,669

Gross unrealized appreciation	671,423
Gross unrealized depreciation	(2,131,963)

Net unrealized depreciation	($1,460,540)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

GuidePathSM Tactical Constrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$91,208,774	$-	$-	$91,208,774

Short Term Investments	3,631,279	-	-	3,631,279

Investments Purchased as Securities Lending Collateral	7,932,076	-	-	7,932,076

Total Investments in Securities	$102,772,129	$-	$-	$102,772,129

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 96.87%
	Affiliated Mutual Funds - 36.48%
384,142	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$3,753,070
332,651	GuideMarkSM Large Cap Growth Fund - Institutional Shares (a)(b)	3,030,449
1,132,777	GuideMarkSM Large Cap Value Fund - Institutional Shares (a)	8,518,482
622,986	GuideMarkSM Opportunistic Equity Fund - Institutional Shares (a)(b)	5,426,209
1,555,770	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	14,437,541
508,594	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares (a)(b)	5,131,708
843,901	GuideMarkSM World ex-US Fund - Institutional Shares (a)	5,654,135

		45,951,594

	Exchange Traded Funds - 38.62%
741,102	SPDR Barclays Capital 1-3 Month T-Bill ETF (c)	33,964,705
215,718	SPDR Barclays Capital High Yield Bond ETF (c)	8,294,357
28,685	SPDR Barclays Capital Short Term International Treasury Bond ETF	1,020,859
110,403	Vanguard High Dividend Yield ETF	4,996,840
9,616	Vanguard MSCI Emerging Markets ETF	367,427

		48,644,188

	Mutual Funds - 21.77%
212,640	Eaton Vance Floating-Rate Fund - Institutional Shares	1,873,358
361,934	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	3,554,192
500,950	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	4,548,626
51,721	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	539,965
47,049	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	420,150
429,059	Pioneer Strategic Income Fund - Class Y	4,565,188
1,350,514	Stadion Managed Portfolio Trust - Institutional Shares	11,911,534

		27,413,013

	Total Investment Companies (Cost $122,136,100)	122,008,795

	SHORT TERM INVESTMENTS - 3.51%
	Money Market Funds - 3.51%
	Federated Prime Obligations Fund
4,419,475	Effective Yield, 0.20%	4,419,475

	Total Short Term Investments (Cost $4,419,475)	4,419,475

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.78%
	Money Market Funds - 4.78%
6,023,569	First American Government Obligations Fund	6,023,569
	Effective Yield, 0.00%

	Total Investments Purchased as Securities Lending Collateral (Cost $6,023,569)	6,023,569

	Total Investments (Cost $132,579,144) - 103.22%	132,451,839
	Liabilities in Excess of Other Assets - (3.22)%	(6,498,501)

	TOTAL NET ASSETS - 100.00%	$125,953,338

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	Non-income producing security.
(c)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$132,579,144

Gross unrealized appreciation	1,308,412
Gross unrealized depreciation	(1,435,717)

Net unrealized depreciation	($127,305)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

GuidePathSM Tactical Unconstrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$122,008,795	$-	$-	$122,008,795

Short Term Investments	4,419,475	-	-	4,419,475

Investments Purchased as Securities Lending Collateral	6,023,569	-	-	6,023,569

Total Investments in Securities	$132,451,839	$-	$-	$132,451,839

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

GuidePathSM Absolute Return Asset Allocation Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares		Value

	INVESTMENT COMPANIES - 96.95%
	Affiliated Mutual Funds - 26.27%
3,538,349	GuideMarkSM Core Fixed Income Fund - Institutional Shares (a)	$34,569,674
1,622,396	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares (a)	15,055,838

		49,625,512

	Exchange Traded Funds - 32.58%
353,058	iShares Barclays Aggregate Bond Fund	38,924,644
17,143	iShares Barclays Credit Bond Fund (b)	1,867,044
38,191	iShares Barclays MBS Bond Fund	4,127,301
139,391	iShares Floating Rate Note	6,830,159
61,527	iShares MSCI ACWI Index Fund (b)	2,594,594
20,366	PowerShares DB Gold Fund ETF (b)(c)	1,108,929
120,525	SPDR Barclays Capital 1-3 Month T-Bill ETF (b)	5,523,661
16,002	SPDR Barclays Capital Convertible Securities ETF (b)	578,792

		61,555,124

	Mutual Funds - 38.10%
518,281	Aberdeen Equity Long Short Fund	5,784,016
283,429	Eaton Vance Floating-Rate Fund - Institutional Shares	2,497,006
734,793	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	7,215,668
1,533,859	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	13,927,438
101,022	Eaton Vance Parametric Option Absolute Return Strategy Fund - Institutional Shares	1,054,674
120,764	Gateway Fund	3,186,971
420,686	Highbridge Statistical Market Neutral Fund - Select Shares (c)	6,230,363
452,797	JPMorgan Floating Rate Note	4,360,436
703,226	JPMorgan Income Builder Fund - Select Shares	6,244,643
108,906	JPMorgan Long/Short Fund - Select Shares (c)	1,563,889
410,925	JPMorgan Strategic Income Opportunities Fund - Select Shares	4,655,786
89,158	JPMorgan Strategic Preservation Fund - Select Shares	1,264,260
1,315,655	Pioneer Strategic Income Fund - Class Y	13,998,569

		71,983,719

	Total Investment Companies (Cost $183,143,156)	183,164,355

	SHORT TERM INVESTMENTS - 3.87%
	Money Market Funds - 3.87%
	Federated Prime Obligations Fund
7,313,994	Effective Yield, 0.20%	7,313,994

	Total Short Term Investments (Cost $7,313,994)	7,313,994

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.77%
	Money Market Funds - 4.77%
9,027,586	First American Government Obligations Fund	9,027,586
	Effective Yield, 0.00%

	Total Investments Purchased as Securities Lending Collateral (Cost $9,027,586)	9,027,586

	Total Investments (Cost $199,484,736) - 105.59%	199,505,935
	Liabilities in Excess of Other Assets - (5.59)%	(10,567,442)

	TOTAL NET ASSETS - 100.00%	$188,938,493

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$199,484,736

Gross unrealized appreciation	1,061,174
Gross unrealized depreciation	(1,039,975)

Net unrealized appreciation	$21,199

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 :

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$183,164,355	$-	$-	$183,164,355

Short Term Investments	7,313,994	-	-	7,313,994

Investments Purchased as Securities Lending Collateral	9,027,586	-	-	9,027,586

Total Investments in Securities	$199,505,935	$-	$-	$199,505,935

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/12

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/12

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	02/27/12